Stockholders' Equity (Details 2) - Stock-based compensation - restricted common stock [Member] - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of Shares
Outstanding and expected to vest, Beginning balance	8,750	20,375
Issued	(3,750)	(4,625)
Forfeited	(5,000)	(7,000)
Outstanding and expected to vest, Ending balance		8,750
Weighted Average Fair Value Per Share
Outstanding and expected to vest, Beginning balance	$ 15.25	$ 14.10
Issued	15.25	14.91
Forfeited	15.25	13.45
Outstanding and expected to vest, Ending balance		$ 15.25